Subsequent Events (Details Narrative) - USD ($) $ in Thousands	Mar. 01, 2024	Sep. 14, 2022	Jan. 24, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Investment value				$ 1,587	$ 1,587	$ 1,587	$ 1,587
Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Bank loan maturity date		Mar. 31, 2025	Mar. 31, 2023
After Reporting Events [Member] | Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Bank loan maturity date	Mar. 31, 2027